LONG-TERM DEBT - 2010 Notes (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Apr. 07, 2010
2010 Notes
LONG-TERM DEBT
Principal		$ 600,000
Borrowings	$ 485,000
Series B
LONG-TERM DEBT
Interest rate		6.67%
Borrowings		$ 360,000
Series C
LONG-TERM DEBT
Interest rate		6.77%
Borrowings		$ 125,000